Stockholders' Equity - Summary of Warrant Exercises (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Class of Warrant or Right [Line Items]
Total Proceeds	$ 12,000	$ 49,500
May 2016 Financing Investors [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	100,000	412,500
Exercise Price	$ 0.12	$ 0.12
Total Proceeds	$ 12,000	$ 49,500